Inventories - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventory [Line Items]
Balance at beginning of period	€ 9,996
Balance at end of period	6,703	€ 9,996
Accumulated impairment
Disclosure Of Inventory [Line Items]
Balance at beginning of period	(1,180)	(1,162)
Additions	849	886
Reversal	(378)	(611)
Use of provision	(343)	317
Effect of translation	(66)	60
Balance at end of period	€ (1,242)	€ (1,180)